Rights Issue	6 Months Ended
Sep. 30, 2024
Issued capital [abstract]
Rights Issue
9. Rights Issue

In June 2024, the Company completed a Rights Issue to support the future capital investment plans of the Group. The Company raised £6,839 million (net of expenses of £162 million) through the issue of 1,085 million new ordinary shares at 645 pence each on the basis of 7 new ordinary shares for every 24 existing ordinary shares. The issue price represented a discount of 33% to the closing ex-div share price on 23 May 2024, the announcement date of the Rights Issue. The structure of the Rights Issue gave rise to a merger reserve, representing the net proceeds of the Rights Issue less the nominal value of the new shares issued. Following the receipt of the cash proceeds through the structure, the excess of the net proceeds over the nominal value of the share capital issued was considered realised and has been transferred from the merger reserve to retained earnings.

The discount element inherent in the Rights Issue is treated as a bonus issue of shares. Basic and diluted earnings per share figures have been restated for the comparative period, by adjusting the weighted average number of shares for a factor of 1.0811 to reflect the bonus element of the June 2024 Rights Issue, in accordance with IAS 33 Earnings per Share (note 8). For comparability, dividends per share are also restated after taking account of the bonus element of the Rights Issue, in note 10.

Allotted, called up and fully paid shares of 12 204⁄473 pence each:

	Allotted, called-up and fully paid
	Shares	Nominal value
	million	£m
At 1 April 2024	3,967	493
Issued in Rights Issue	1,085	135
Issued during the period in lieu of dividends[1]	74	9
At 30 September 2024[2]	5,126	637
1.The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.
2.At 30 September 2024, the Company held 241 million (31 March 2024: 247 million) of its own shares.